Derivatives and hedge accounting - Hedged items included in a fair value hedging relationship (Details) - - fair value hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Change in fair value hedging instruments for the period	€ 1,016	€ 1,606	€ (5,928)
Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	50,070	40,394
Hedged item, liabilities	100,827	84,967
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	58	91
Carrying amount net investment hedge reserve at the end of the reporting period	(126)	(113)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(5)	(4)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	(2,906)	(4,221)
Change in fair value of the hedged item for measuring ineffectiveness for the period	(1,043)	(1,679)
Change in fair value hedging instruments for the period	1,016	1,606
Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)	(27)	(73)
- Debt securities | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	83,669	70,280
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(2,234)	(3,383)
Change in fair value of the hedged item for measuring ineffectiveness for the period	(1,139)	(2,680)
- Debt securities | Financial assets at FVOCI | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	35,119	31,224
Change in fair value of the hedged item for measuring ineffectiveness for the period	269	1,224
- Debt securities | Financial assets at amortised cost | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	13,802	8,272
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	(179)	(205)
Change in fair value of the hedged item for measuring ineffectiveness for the period	49	234
– Loans at FVOCI | Financial assets at FVOCI | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Change in fair value of the hedged item for measuring ineffectiveness for the period
– Loans and advances to customers | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	1,149	898
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	(6)
Change in fair value of the hedged item for measuring ineffectiveness for the period	(35)	15
– Subordinated loans | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	17,131	14,643
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(665)	(834)
Change in fair value of the hedged item for measuring ineffectiveness for the period	(188)	(473)
– Customer deposits and other funds on deposit | Interest Rate And Forex Risk | - Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	28	44
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(1)	€ (1)
Change in fair value of the hedged item for measuring ineffectiveness for the period	€ 1